DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2025
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Schedule of Deposits from Banks	This item consists of the following:

	2025	2024
	S/(000)	S/(000)

International funds and others (b)	6,127,837	5,821,219
COFIDE and FONCODES credit line (c)	4,494,633	4,550,610
Inter-bank funds	10,001	350,000
	10,632,471	10,721,829
Interest payable	42,767	32,556
Total	10,675,238	10,754,385

Schedule of International Funds and Others Entities	This item consists of the following:

	2025	2024
	S/(000)	S/(000)

State Bank of India	756,675	564,600
Corporación Financiera de Desarrollo (COFIDE)	631,987	115,760
Bank of America N.A.	605,340	564,600
Caixabank	605,340	590,948
Banco de la Nación	600,000	400,000
Wells Fargo Bank N.A.	486,290	–
Commerzbank AG	335,627	376,400
Sumitomo Mitsui Banking Corporation	302,670	752,800
Banco Interamericano de Desarrollo (BID)	184,825	–
Banco BCI	179,396	–
Banco Bice	175,205	104,425
Bank of New York Mellon	168,150	188,200
Japan International Cooperation Agency	168,150	–
Bancoldex	158,595	108,035
Standard Chartered Bank Hong Kong Ltd.	157,388	564,600
Banco BBVA Perú	127,743	110,000
JP Morgan Chase & Co.	104,526	45,365
ICBC Perú Bank S.A.	100,000	60,000
Banco Internacional	95,967	49,947
Banco Nacional de Bolivia S.A.	39,226	54,986
Banco Bisa S.A.	38,655	52,133
Banco de Occidente	35,501	34,162
Bancolombia S.A.	34,182	25,013
Citibank N.A.	697	376,401
Banco Security	4	47,710
International Finance Corporation (IFC) (i)	–	570,540
Others minors	35,698	64,594
Total	6,127,837	5,821,219
As of December 31, 2025, the loans have maturities between January 2026 and April 2035 (between January 2025 and April 2035 as of December 31, 2024) and bear interest at rates in soles that fluctuate between 4.78 percent and 11.40 percent (rates in soles between 5.03 percent and 7.86 percent as of December 31, 2024), and bear the following rates in foreign currency:

	2025		2024
	Min	Max	Min	Max
	%	%	%	%
U.S. Dollar	4.17	6.00	4.80	6.14
Boliviano	6.00	8.85	4.90	6.90
Colombian Peso	0.45	10.68	0.45	13.95
(i) As of December 31, 2024, the Group maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in US Dollars for a nominal amount of US$60.0 million, equivalent to S/225.8 million, see Note 12(c).
Schedule of Balances of Due to Banks and Correspondents by Maturity
d)    The following table presents the maturities of due to banks and correspondents as of December 31, 2025 and 2024 based on the period remaining to maturity:

	2025	2024
	S/(000)	S/(000)
Up to 3 months	3,008,544	2,137,820
From 3 months to 1 year	1,384,347	3,320,059
From 1 to 3 years	2,780,799	1,662,047
From 3 to 5 years	773,823	824,015
More than 5 years	2,684,958	2,777,888
Total	10,632,471	10,721,829